Income Taxes (Carry Overs) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards	$ 314	$ 318
Tax Loss Carry Forwards Valuation Allowance [Abstract]
Deferred Tax Assets, Valuation Allowance	105	58
Domestic Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	532	199
Deferred Tax Assets, Tax Credit Carryforwards	0	0
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	77	77
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	16
Valuation Allowance	(16)
Net Deferred Tax Assets	0
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	164
Valuation Allowance	(80)
Net Deferred Tax Assets	$ 84
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2037
Domestic Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2027
Foreign Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,926	2,595
Deferred Tax Assets, Tax Credit Carryforwards	314	318
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	13	14
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	2
Valuation Allowance	(2)
Net Deferred Tax Assets	$ 0
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2019
Foreign Tax Authority [Member] | Capital Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2018
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	$ 602
Valuation Allowance	0
Net Deferred Tax Assets	$ 602
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2037
Foreign Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2024
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,271	1,183
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	65
Valuation Allowance	(2)
Net Deferred Tax Assets	$ 63
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2037
Foreign Tax Authority [Member] | State Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2024
Foreign Tax Authority [Member] | Tax credit carry forwards [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	$ 314
Valuation Allowance	0
Net Deferred Tax Assets	$ 314
Foreign Tax Authority [Member] | Tax credit carry forwards [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2019
Other Tax Authority [Member]
Tax Loss Carry Forwards [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 29	$ 22
Other Tax Authority [Member] | Operating Loss Carryforward [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Assets Uncertain Realization	4
Valuation Allowance	(4)
Net Deferred Tax Assets	$ 0
Other Tax Authority [Member] | Operating Loss Carryforward [Member] | Maximum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2024
Other Tax Authority [Member] | Operating Loss Carryforward [Member] | Minimum [Member]
Deferred Tax Assets Uncertain Realization [Abstract]
Deferred Tax Asset Expiration Period	2018